State Street SPDR Portfolio Short Term Corporate Bond Index ETF Investment Objectives and Goals - State Street SPDR Portfolio Short Term Corporate Bond Index ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF(formerly, State Street® SPDR® Portfolio Short Term Corporate Bond ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Portfolio Short Term Corporate Bond Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.